Submission	Oct. 27, 2026
Submission [Line Items]
Central Index Key	0000766704
Registrant Name	WELLTOWER INC.
Registration File Number	333-286204
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES